Investment in joint venture	12 Months Ended
Mar. 31, 2025
Investment In Joint Venture
Investment in joint venture

14.	Investment in joint venture

The Group entered into a MoU (Memorandum of Understanding) with Snow Leopard Pvt. Ltd (SLA) on September 28, 2012 to set up a joint venture company Yatra MICE and Holidays Limited (formerly known as Adventure & Nature Network Private Limited) (ANN) to do business in adventure travel, having its principal place of business in India.

Both Group and SLA had equal right in management of ANN requiring unanimous decision in board meetings and shareholder’s meetings.

Pursuant to Share Purchase Agreement executed on June 19, 2024, the Group has acquired additional 49% of the equity share capital of Yatra MICE and Holidays Limited (formerly known as Adventure & Nature Network Private Limited) (a Joint Venture Entity of the Group prior to acquisition of additional stake) from Snow Leopard Adventures Private Limited i.e. Joint Venture Partner for a cash consideration of INR 9,800.

Investment in joint venture is accounted for using the equity method in accordance with IAS 28 Investments in Associates and Joint Ventures in the consolidated financial statements. Summarized financial information of the joint venture, based on its IFRS financial statements as at June 18, 2024, and reconciliation with the carrying amount of the investment in the consolidated financial statements are set out below:

Summarized statement of financial position of ANN:

	As at March 31, 2024	As at June 18, 2024
Current Assets
Cash and cash equivalents	1,582	2,872
Other current financial assets	1,818	338
Non-current liabilities
Employee benefits	(246)	(151)

Current liabilities
Borrowings	(63,500)	(109,043)
Trade and other payables	(12,474)	-
Employee benefits	(197)	(209)
Other non-financial liability	(35,163)	(2,343)

Equity	(108,180)	(108,536)
Group’s carrying amount of the investment (50%)	(54,090)	(54,268)
True-up of carrying value to group share loss	54,090	54,268
Net carrying amount of investment	-	-

Summarized statement of profit or loss of ANN:

	March 31,		Period ended
	2023	2024	June 18, 2024
Revenue	7,554	3,417	710
Other operating expenses, including depreciation INR Nil (March 31, 2024: INR Nil and March 31, 2023: INR NIL)	(5,931)	(8,506)	(926)
Finance cost	(9,230)	(600)	(242)
Loss before tax	(7,607)	(5,689)	(458)
Income tax expense	-	-	-
Loss for the year/ period	(7,607)	(5,689)	(458)
Group’s share of loss for the year/period	(3,803)	(2,845)	(229)

The joint venture had contingent liabilities as at June 18, 2024 INR 4,126 (March 31, 2024: INR 4,126 and March 31, 2023: INR 4,321). The joint venture had no capital commitments as at March 31, 2024.